Segment and Revenue Information - Narrative (Details) $ in Millions			6 Months Ended	12 Months Ended
	Jul. 24, 2024 USD ($)	Jul. 07, 2024 USD ($)	Jun. 30, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3	3
Percentage of operating assets located outside united states				4.00%	4.00%
Income (loss) from equity method investments				$ 70	$ 56	$ 40
Revenue, remaining performance obligation, amount			$ 515,874	$ 520,195
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Loss contingency, settlement agreement, additional fine	$ 244	$ 244
Within Next Fiscal Year
Segment Reporting Information [Line Items]
Revenue, remaining performance obligation, percent recognized			24.00%	16.00%
Within Next 4 Fiscal Years
Segment Reporting Information [Line Items]
Revenue, remaining performance obligation, percent recognized				62.00%
Within Next 4 Fiscal Years
Segment Reporting Information [Line Items]
Revenue, remaining performance obligation, percent recognized			69.00%
U.S. government contracts | Revenues | U.S. government contracts
Segment Reporting Information [Line Items]
Concentration risk, percentage				37.00%	40.00%	49.00%